Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY HEREFORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Jun. 29, 2017
Retail | Fidelity Flex Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fhst_SupplementTextBlock
Supplement to the
Fidelity Flex℠ Funds
Fidelity Flex℠ Government Money Market Fund
June 29, 2017
Prospectus

The following information replaces footnote b to the “Annual Operating Expenses” table found in the “Fund Summary” section.

[b]The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.